OTHER FINANCIAL DATA - GOODWILL (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Goodwill [Line Items]
Goodwill, ending balance	$ 931		$ 1,024
Goodwill By Segment Sempra Energy Consolidated [Member]
Goodwill [Line Items]
Foreign currency translation	(93)	[1]	(87)	[1]
Goodwill, ending balance	931		1,024		1,111
Goodwill By Segment, Sempra South American Utilities [Member]
Goodwill [Line Items]
Foreign currency translation	(93)	[1]	(87)	[1]
Goodwill, ending balance	834		927		1,014
Goodwill By Segment, Sempra Natural Gas [Member]
Goodwill [Line Items]
Foreign currency translation	0	[1]	0	[1]
Goodwill, ending balance	72		72		72
Goodwill By Segment, Sempra Mexico [Member]
Goodwill [Line Items]
Foreign currency translation	0	[1]	0	[1]
Goodwill, ending balance	$ 25		$ 25		$ 25

[1]	We record the offset of this fluctuation to other comprehensive income.